Equity-Accounted Investments - Teekay LNG-Marubeni Joint Venture - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Parent guarantee percent		52.00%
Carrying value of guarantee liability		$ 0.5	$ 0.1
Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Amount of debt refinanced	$ 396.0
Amount of new debt facility	335.0
Teekay LNG | Teekay LNG-Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Additional contributions to the joint venture	$ 57.0